Oppenheimer Global Equity Portfolio
Oppenheimer Global Equity Portfolio PORTFOLIO SUMMARY:
Investment Objective
Capital appreciation.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Oppenheimer Global Equity Portfolio (USD $)	Class A	Class B	Class E
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Oppenheimer Global Equity Portfolio		Class A	Class B	Class E
Management Fee		0.66%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.15%
Other Expenses		0.08%	0.08%	0.08%
Total Annual Portfolio Operating Expenses		0.74%	0.99%	0.89%
Fee Waiver	[1]	(0.06%)	(0.06%)	(0.06%)
Net Operating Expenses		0.68%	0.93%	0.83%
[1]	Restated to reflect that MetLife Advisers, LLC, has contractually agreed, for the period May 1, 2015, through April 30, 2016, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.700% of the first $100 million of the Portfolio’s average daily net assets, 0.680% of such assets over $100 million up to $250 million, 0.670% of such assets over $250 million up to $350 million, 0.600% of such assets over $350 million up to $600 million, 0.590% of such assets over $600 million up to $750 million, 0.580% of such assets over $750 million up to $800 million, and 0.540% of such assets over $800 million. This arrangement may be modified or discontinued prior to April 30, 2016, only with the approval of the Board of Trustees of the Portfolio.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Oppenheimer Global Equity Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	70	231	407	915
Class B	95	311	544	1,212
Class E	85	279	489	1,094

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies
OppenheimerFunds, Inc. (“Oppenheimer” or “Subadviser”), subadviser to the Portfolio, invests under normal circumstances at least 80% of the Portfolio’s net assets in equity securities (primarily common stock) of U.S. and foreign-based companies. Equity securities also include preferred stocks and securities convertible into common or preferred stocks. The Portfolio may invest without limit in foreign securities and may invest in any country, including countries with developed or emerging markets. However, the Portfolio generally emphasizes its investments in developed markets such as the United States, Western European countries and Japan. The Portfolio does not limit its investments to companies in a particular capitalization range, but generally focuses its investments in mid- and large-cap companies.

The Portfolio is not required to allocate its investments in any set percentages in any particular country. The Portfolio normally will invest in at least three countries (one of which may be the United States). Typically, the Portfolio invests in a number of different countries.

The Portfolio may also invest in derivatives.

Stock Selection

In selecting securities for the Portfolio, Oppenheimer looks primarily for foreign and U.S. companies with high growth potential. Oppenheimer uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and industry position. Oppenheimer evaluates factors affecting particular industries, market trends and general economic conditions.

Oppenheimer considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. Oppenheimer focuses on the factors below (which may vary in particular cases and may change over time), looking for:
  Growth oriented companies.
  Companies that stand to benefit from global growth trends at attractive valuations.
  Companies with strong competitive positions and high demand for their products or services.
  Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.
In applying these and other selection criteria, Oppenheimer considers the effect of worldwide trends on the growth of various business sectors. The trends, or global “themes,” considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.
Principal Risks
As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy), interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise) and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.
Past Performance
The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective April 29, 2013, Oppenheimer became the subadviser to the Portfolio. The historical performance shown for the Portfolio from May 1, 2005, to April 29, 2013, is the performance of the Portfolio’s predecessor fund, the Oppenheimer Global Equity Portfolio of the Metropolitan Series Fund (the “MSF Predecessor Fund”) managed by Oppenheimer using the same investment objective and strategies as the Portfolio. The historical performance shown for the Portfolio prior to May 1, 2005, is the performance of the MSF Predecessor Fund when it was managed by a former subadviser using different investment objectives and strategies.
Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	23.32%
Lowest Quarter	4th – 2008	-21.80%

Average Annual Total Return as of December 31, 2014
Average Annual Total Returns Oppenheimer Global Equity Portfolio	1 Year	5 Years	10 Years
Class A	2.30%	11.04%	7.38%
Class B	2.03%	10.77%	7.11%
Class E	2.13%	10.88%	7.23%
MSCI ACWI (All Country World Index) (reflects no deduction for mutual fund fees or expenses)	4.16%	9.17%	6.09%